Intangible assets, net (Details) - Schedule of company’s intangible assets for future periods - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Company SIntangible Assets For Future Periods Abstract
2023	$ 6,407,164
2024	2,570,106
2025	1,070,002
2026	366,047
2027	275,789
Total future amortization expense	$ 10,689,108	$ 11,516,398